Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000006342 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	16.97%
C000006342 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000006342 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	80.40%
C000006342 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.05%
C000006342 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.14%
C000006342 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.83%
C000006342 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.76%
C000006342 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.85%
C000006342 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
C000006342 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000006342 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000006342 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000006342 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000006344 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	16.97%
C000006344 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000006344 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	80.40%
C000006344 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.05%
C000006344 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.14%
C000006344 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.83%
C000006344 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.76%
C000006344 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.85%
C000006344 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
C000006344 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000006344 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000006344 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000006344 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000135933 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	16.97%
C000135933 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000135933 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	80.40%
C000135933 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.05%
C000135933 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.14%
C000135933 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.83%
C000135933 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.76%
C000135933 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.85%
C000135933 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
C000135933 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000135933 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000135933 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000135933 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%